VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—22.9%
Auto Manufacturers—0.6%
Ford Motor Co. 0.000%, 3/15/26	$ 6,700	$ 6,556
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	17,880	11,968
Rivian Automotive, Inc.
4.625%, 3/15/29	9,905	8,921
144A 3.625%, 10/15/30(1)	4,490	3,545
		30,990

Biotechnology—1.3%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	12,410	14,507
BioMarin Pharmaceutical, Inc. 1.250%, 5/15/27	6,120	5,817
Bridgebio Pharma, Inc. 2.250%, 2/1/29	6,715	5,607
Guardant Health, Inc. 0.000%, 11/15/27	10,085	8,070
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	16,055	16,068
Ionis Pharmaceuticals, Inc. 0.000%, 4/1/26	1,505	1,501
Livongo Health, Inc. 0.875%, 6/1/25	6,900	6,676
Sarepta Therapeutics, Inc. 1.250%, 9/15/27	7,025	7,963
		66,209

Commercial Services—2.1%
Affirm Holdings, Inc. 0.000%, 11/15/26(2)	19,875	17,589
Block, Inc.
0.125%, 3/1/25	5,735	5,606
0.000%, 5/1/26	19,765	18,214
0.250%, 11/1/27	2,860	2,465
Euronet Worldwide, Inc. 0.750%, 3/15/49	7,110	6,968
Global Payments, Inc. 144A 1.500%, 3/1/31(1)	33,570	32,059
Shift4 Payments, Inc. 0.500%, 8/1/27	18,465	18,982
		101,883

Computers—0.7%
Lumentum Holdings, Inc.
0.500%, 12/15/26	14,475	14,200
0.500%, 6/15/28	17,745	15,341
Super Micro Computer, Inc. 144A 0.000%, 3/1/29(1)(2)	3,720	3,002
		32,543

Electric Utilities—1.3%
PG&E Corp. 144A 4.250%, 12/1/27(1)	36,950	40,017
	Par Value	Value

Electric Utilities—continued
Southern Co. (The) 3.875%, 12/15/25	$ 22,015	$ 24,481
		64,498

Energy-Alternate Sources—0.4%
Enphase Energy, Inc. 0.000%, 3/1/28	4,290	3,777
SolarEdge Technologies, Inc. 0.000%, 9/15/25	4,665	4,320
Sunnova Energy International, Inc. 2.625%, 2/15/28	18,640	12,056
		20,153

Engineering & Construction—0.3%
Fluor Corp. 1.125%, 8/15/29	11,140	13,602
Entertainment—0.7%
DraftKings Holdings, Inc. 0.000%, 3/15/28(2)	18,860	16,323
Live Nation Entertainment, Inc. 3.125%, 1/15/29	6,645	8,172
Vail Resorts, Inc. 0.000%, 1/1/26	10,560	9,953
		34,448

Financial Services—0.7%
Coinbase Global, Inc. 0.500%, 6/1/26	17,980	17,593
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	21,245	19,163
		36,756

Health Care REITs—0.8%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	34,545	40,089
Healthcare-Products—1.0%
Envista Holdings Corp. 2.375%, 6/1/25	5,275	5,727
Exact Sciences Corp.
0.375%, 3/15/27	8,110	7,855
0.375%, 3/1/28	10,780	10,074
Insulet Corp. 0.375%, 9/1/26	4,545	5,424
iRhythm Technologies, Inc. 144A 1.500%, 9/1/29(1)	5,890	5,333
Novocure Ltd. 0.000%, 11/1/25	5,475	5,153
Omnicell, Inc. 0.250%, 9/15/25	7,965	7,602
Repligen Corp. 144A 1.000%, 12/15/28(1)	2,540	2,648
		49,816

	Par Value	Value

Healthcare-Services—0.2%
Teladoc Health, Inc. 1.250%, 6/1/27	$ 11,000	$ 9,499
Hotel & Resort REITs—0.2%
Pebblebrook Hotel Trust 1.750%, 12/15/26	12,180	11,169
Internet—5.3%
Alibaba Group Holding Ltd. 144A 0.500%, 6/1/31(1)	12,625	15,522
Etsy, Inc.
0.125%, 9/1/27	4,955	4,251
0.250%, 6/15/28	24,535	20,025
Expedia Group, Inc. 0.000%, 2/15/26	23,335	22,273
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)	10,295	9,627
Match Group Financeco 3, Inc. 144A 2.000%, 1/15/30(1)	6,620	5,927
Okta, Inc. 0.375%, 6/15/26	3,405	3,138
Opendoor Technologies, Inc. 144A 0.250%, 8/15/26(1)	7,375	6,177
Sea Ltd. 0.250%, 9/15/26	24,825	22,429
Shopify, Inc. 0.125%, 11/1/25	13,000	12,513
Snap, Inc.
0.750%, 8/1/26	8,000	7,704
0.000%, 5/1/27	7,755	6,632
0.125%, 3/1/28	21,440	17,120
Spotify USA, Inc. 0.000%, 3/15/26(2)	13,120	13,037
Trip.com Group Ltd. 144A 0.750%, 6/15/29(1)	14,030	16,044
Uber Technologies, Inc. 0.000%, 12/15/25	28,540	31,465
Wayfair, Inc.
0.625%, 10/1/25	18,685	17,775
3.250%, 9/15/27	2,820	3,393
Wix.com Ltd. 0.000%, 8/15/25	4,980	4,744
Zillow Group, Inc.
2.750%, 5/15/25	14,975	16,676
1.375%, 9/1/26	5,500	8,091
		264,563

Leisure Time—0.5%
NCL Corp., Ltd. 1.125%, 2/15/27	27,725	26,819
Machinery-Diversified—0.2%
Middleby Corp. (The) 1.000%, 9/1/25	8,915	10,391
Media—1.0%
DISH Network Corp.
0.000%, 12/15/25	14,730	12,742
3.375%, 8/15/26	7,890	6,331
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Media—continued
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)	$ 15,805	$ 15,678
Liberty Media Corp. 144A 2.375%, 9/30/53(1)	11,253	13,431
		48,182

Passenger Airlines—0.6%
American Airlines Group, Inc. 6.500%, 7/1/25	15,135	15,521
Southwest Airlines Co. 1.250%, 5/1/25	14,365	14,472
		29,993

Pharmaceuticals—0.8%
Dexcom, Inc. 0.250%, 11/15/25	16,125	15,327
Jazz Investments I Ltd. 2.000%, 6/15/26	22,255	22,177
		37,504

Semiconductors—1.2%
Microchip Technology, Inc. 144A 0.750%, 6/1/30(1)	18,365	18,209
MKS Instruments, Inc. 144A 1.250%, 6/1/30(1)	10,425	10,388
ON Semiconductor Corp. 0.500%, 3/1/29	21,650	21,888
Wolfspeed, Inc. 0.250%, 2/15/28	23,015	9,045
		59,530

Software—3.0%
Akamai Technologies, Inc.
0.375%, 9/1/27	13,065	13,470
1.125%, 2/15/29	13,045	13,221
Bentley Systems, Inc. 0.375%, 7/1/27	6,180	5,698
BILL Holdings, Inc. 0.000%, 4/1/27	10,270	9,074
Cloudflare, Inc. 0.000%, 8/15/26	11,450	10,580
Confluent, Inc. 0.000%, 1/15/27(2)	9,355	8,284
DigitalOcean Holdings, Inc. 0.000%, 12/1/26	17,485	15,439
MicroStrategy, Inc.
144A 0.625%, 9/15/28(1)	4,145	4,984
144A 0.875%, 3/15/31(1)	17,255	17,868
Snowflake, Inc.
144A 0.000%, 10/1/27(1)	4,690	4,863
144A 0.000%, 10/1/29(1)	11,275	11,585
Tyler Technologies, Inc. 0.250%, 3/15/26	9,740	11,941
Unity Software, Inc. 0.000%, 11/15/26	19,185	17,113
	Par Value	Value

Software—continued
Workiva, Inc. 1.250%, 8/15/28	$ 2,035	$ 1,921
		146,041

Total Convertible Bonds and Notes (Identified Cost $1,271,166)		1,134,678

Corporate Bonds and Notes—32.8%
Advertising—0.2%
Clear Channel Outdoor Holdings, Inc.
144A 7.750%, 4/15/28(1)	5,410	4,841
144A 7.500%, 6/1/29(1)	7,810	6,726
		11,567

Aerospace & Defense—0.8%
Bombardier, Inc.
144A 7.500%, 2/1/29(1)	24,770	26,209
144A 7.000%, 6/1/32(1)	6,530	6,830
Triumph Group, Inc. 144A 9.000%, 3/15/28(1)	6,755	7,071
		40,110

Auto Manufacturers—0.6%
Ford Motor Co.
9.625%, 4/22/30	2,075	2,459
7.450%, 7/16/31	9,690	10,710
Ford Motor Credit Co. LLC
5.113%, 5/3/29	2,245	2,224
4.000%, 11/13/30	14,895	13,772
		29,165

Automobile Components—0.7%
American Axle & Manufacturing, Inc. 5.000%, 10/1/29	7,700	7,070
Clarios Global LP 144A 6.750%, 5/15/28(1)	3,900	4,020
Goodyear Tire & Rubber Co. (The) 5.250%, 7/15/31	22,320	20,135
Tenneco, Inc. 144A 8.000%, 11/17/28(1)	5,295	4,913
		36,138

Building Materials—0.5%
Builders FirstSource, Inc.
144A 4.250%, 2/1/32(1)	10,405	9,618
144A 6.375%, 6/15/32(1)	8,065	8,360
Summit Materials LLC 144A 5.250%, 1/15/29(1)	7,970	7,882
		25,860

Chemicals—0.5%
Chemours Co. (The)
144A 5.750%, 11/15/28(1)	4,140	3,933
	Par Value	Value

Chemicals—continued
144A 4.625%, 11/15/29(1)	$ 13,120	$ 11,749
Tronox, Inc. 144A 4.625%, 3/15/29(1)	11,095	10,364
		26,046

Commercial Services—1.5%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	14,625	13,969
Avis Budget Car Rental LLC
144A 5.375%, 3/1/29(1)	3,745	3,501
144A 8.000%, 2/15/31(1)	9,660	9,880
Deluxe Corp. 144A 8.000%, 6/1/29(1)	5,540	5,254
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)	7,205	7,196
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	13,315	8,796
Monitronics International Escrow 9.125%, 4/1/49(3)	6,450	—
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	9,000	9,396
United Rentals North America, Inc. 5.250%, 1/15/30	15,885	15,897
		73,889

Computers—0.5%
McAfee Corp. 144A 7.375%, 2/15/30(1)	13,460	13,128
NCR Voyix Corp. 144A 5.125%, 4/15/29(1)	1,624	1,589
Seagate HDD Cayman 8.500%, 7/15/31	4,995	5,451
Western Digital Corp. 4.750%, 2/15/26	4,900	4,874
		25,042

Containers & Packaging—0.7%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)	4,090	4,085
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/27(1)	15,595	16,113
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	12,770	12,801
		32,999

Diversified REITS—1.0%
Iron Mountain Information Management Services, Inc. 144A 5.000%, 7/15/32(1)	7,535	7,263
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)	16,055	16,734
144A 5.250%, 7/15/30(1)	14,065	13,887
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Diversified REITS—continued
SBA Communications Corp. 3.125%, 2/1/29	$ 11,135	$ 10,292
		48,176

Electronic Equipment, Instruments & Components—0.2%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	11,220	11,489
Electronics—0.3%
Coherent Corp. 144A 5.000%, 12/15/29(1)	10,415	10,184
EquipmentShare.com, Inc. 144A 8.000%, 3/15/33(1)	6,260	6,408
		16,592

Engineering & Construction—0.1%
AECOM 5.125%, 3/15/27	4,625	4,645
Entertainment—1.4%
AMC Entertainment Holdings, Inc. 144A 7.500%, 2/15/29(1)	3,600	2,835
Caesars Entertainment, Inc. 144A 8.125%, 7/1/27(1)	11,990	12,237
Churchill Downs, Inc. 144A 5.750%, 4/1/30(1)	10,035	10,046
Light & Wonder International, Inc. 144A 7.500%, 9/1/31(1)	4,775	5,008
Lions Gate Capital Holdings 1, Inc. 144A 5.500%, 4/15/29(1)	10,975	9,852
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(1)	14,410	14,206
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	14,510	14,160
		68,344

Environmental Services—0.3%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	14,260	13,910
Financial Services—2.1%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	13,230	13,097
144A 7.125%, 2/1/32(1)	25,890	27,038
Navient Corp.
6.750%, 6/15/26	10,725	10,963
5.000%, 3/15/27	12,315	12,206
4.875%, 3/15/28	7,065	6,830
OneMain Finance Corp.
6.625%, 1/15/28	9,655	9,831
	Par Value	Value

Financial Services—continued
9.000%, 1/15/29	$ 1,850	$ 1,960
5.375%, 11/15/29	8,860	8,514
PennyMac Financial Services, Inc. 144A 7.875%, 12/15/29(1)	7,185	7,662
PRA Group, Inc.
144A 8.375%, 2/1/28(1)	4,155	4,302
144A 8.875%, 1/31/30(1)	3,620	3,770
		106,173

Food & Beverage—1.3%
Kraft Heinz Foods Co. 5.000%, 7/15/35	8,175	8,429
Performance Food Group, Inc.
144A 5.500%, 10/15/27(1)	7,630	7,608
144A 6.125%, 9/15/32(1)	6,670	6,816
Post Holdings, Inc.
144A 4.500%, 9/15/31(1)	6,085	5,685
144A 6.375%, 3/1/33(1)	18,205	18,502
144A 6.250%, 10/15/34(1)	6,535	6,576
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	6,935	6,580
US Foods, Inc. 144A 4.750%, 2/15/29(1)	5,310	5,177
		65,373

Food Service—0.2%
Aramark Services, Inc. 144A 5.000%, 2/1/28(1)	8,355	8,328
Healthcare-Products—0.6%
Medline Borrower LP
144A 6.250%, 4/1/29(1)	8,745	9,010
144A 5.250%, 10/1/29(1)	18,630	18,280
		27,290

Healthcare-Services—1.4%
Community Health Systems, Inc.
144A 5.625%, 3/15/27(1)	6,495	6,392
144A 6.875%, 4/15/29(1)	9,715	8,809
Select Medical Corp. 144A 6.250%, 8/15/26(1)	8,245	8,295
Tenet Healthcare Corp. 6.125%, 10/1/28	44,175	44,528
		68,024

Home Builders—0.1%
Taylor Morrison Communities, Inc. 144A 5.750%, 1/15/28(1)	4,615	4,696
Hotel & Resort REITs—0.4%
Park Intermediate Holdings LLC
144A 5.875%, 10/1/28(1)	7,830	7,817
144A 4.875%, 5/15/29(1)	9,060	8,791
	Par Value	Value

Hotel & Resort REITs—continued
Service Properties Trust 4.375%, 2/15/30	$ 5,355	$ 4,053
		20,661

Insurance—0.6%
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	25,840	27,104
Internet—0.5%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)	12,560	13,179
Uber Technologies, Inc. 144A 7.500%, 9/15/27(1)	9,190	9,365
Wayfair LLC 144A 7.250%, 10/31/29(1)	4,340	4,446
		26,990

Investment Companies—0.3%
Compass Group Diversified Holdings LLC
144A 5.250%, 4/15/29(1)	14,195	13,791
144A 5.000%, 1/15/32(1)	3,650	3,362
		17,153

Iron & Steel—0.0%
Cleveland-Cliffs, Inc. 144A 7.000%, 3/15/32(1)	1,390	1,405
Leisure Time—1.2%
Amer Sports Co. 144A 6.750%, 2/16/31(1)	5,000	5,130
Carnival Corp.
144A 5.750%, 3/1/27(1)	8,455	8,563
144A 6.000%, 5/1/29(1)	17,200	17,427
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	12,550	12,551
Royal Caribbean Cruises Ltd. 144A 6.250%, 3/15/32(1)	13,750	14,263
		57,934

Lodging—0.7%
Hilton Domestic Operating Co., Inc. 144A 4.000%, 5/1/31(1)	9,890	9,248
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	7,280	6,916
MGM Resorts International 4.750%, 10/15/28	7,595	7,443
Station Casinos LLC 144A 6.625%, 3/15/32(1)	10,850	11,091
		34,698

Machinery-Construction & Mining—0.1%
Terex Corp. 144A 5.000%, 5/15/29(1)	6,770	6,608
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Machinery-Diversified—0.2%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	$ 7,100	$ 7,483
Media—4.0%
CCO Holdings LLC
4.500%, 5/1/32	6,375	5,512
144A 5.375%, 6/1/29(1)	14,405	13,882
144A 6.375%, 9/1/29(1)	13,135	13,151
144A 7.375%, 3/1/31(1)	3,735	3,824
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	14,490	9,686
144A 5.750%, 1/15/30(1)	3,000	1,553
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)	16,910	16,603
DISH DBS Corp.
7.375%, 7/1/28	21,985	16,476
144A 5.750%, 12/1/28(1)	9,505	8,305
Gray Television, Inc.
144A 7.000%, 5/15/27(1)	10,060	9,888
144A 4.750%, 10/15/30(1)	2,325	1,479
144A 5.375%, 11/15/31(1)	14,095	8,815
iHeartCommunications, Inc. 8.375%, 5/1/27	11,905	6,371
Nexstar Media, Inc.
144A 5.625%, 7/15/27(1)	14,405	14,268
144A 4.750%, 11/1/28(1)	5,800	5,542
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	13,495	7,774
Sirius XM Radio, Inc.
144A 4.000%, 7/15/28(1)	7,285	6,873
144A 4.125%, 7/1/30(1)	10,130	9,187
TEGNA, Inc. 5.000%, 9/15/29	12,820	12,210
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	8,345	7,340
Virgin Media Secured Finance plc
144A 5.500%, 5/15/29(1)	12,100	11,605
144A 4.500%, 8/15/30(1)	9,225	8,206
		198,550

Mining—0.6%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	8,340	8,950
FMG Resources August 2006 Pty Ltd. 144A 4.375%, 4/1/31(1)	4,130	3,859
Hudbay Minerals, Inc.
144A 4.500%, 4/1/26(1)	9,720	9,614
144A 6.125%, 4/1/29(1)	5,375	5,452
		27,875

	Par Value	Value

Oil, Gas & Consumable Fuels—2.4%
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)	$ 10,075	$ 10,484
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	12,300	13,020
CNX Resources Corp. 144A 7.375%, 1/15/31(1)	4,510	4,713
Cobalt International Energy, Inc. 7.750%, 12/1/24(3)(4)	9,216	—(5)
Comstock Resources, Inc. 144A 6.750%, 3/1/29(1)	8,700	8,494
Mesquite Energy, Inc. 0.000%, 1/15/24(3)	6,240	94
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)	6,295	6,559
Occidental Petroleum Corp.
8.875%, 7/15/30	6,600	7,785
6.625%, 9/1/30	1,610	1,737
Permian Resources Operating LLC 144A 6.250%, 2/1/33(1)	1,420	1,443
SM Energy Co.
144A 6.750%, 8/1/29(1)	6,495	6,522
144A 7.000%, 8/1/32(1)	7,435	7,464
Southwestern Energy Co. 5.375%, 3/15/30	12,115	12,078
Transocean, Inc. 144A 8.500%, 5/15/31(1)	12,205	12,127
USA Compression Partners LP
6.875%, 9/1/27	12,545	12,651
144A 7.125%, 3/15/29(1)	6,325	6,514
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	8,565	8,925
		120,610

Passenger Airlines—0.3%
American Airlines, Inc. 144A 5.750%, 4/20/29(1)	14,125	14,102
Pharmaceuticals—1.2%
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	32,710	26,711
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	11,825	11,436
Organon & Co. 144A 5.125%, 4/30/31(1)	23,750	22,375
		60,522

Pipelines—0.3%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	5,185	5,131
	Par Value	Value

Pipelines—continued
NGL Energy Operating LLC 144A 8.375%, 2/15/32(1)	$ 9,765	$ 10,063
		15,194

Real Estate—0.2%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	12,550	11,267
Retail—1.4%
Asbury Automotive Group, Inc.
4.750%, 3/1/30	6,155	5,891
144A 5.000%, 2/15/32(1)	4,280	4,059
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)	12,955	13,207
Macy’s Retail Holdings LLC
144A 5.875%, 3/15/30(1)	4,510	4,422
144A 6.125%, 3/15/32(1)	4,955	4,802
Mariposa Borrower, Inc. Escrow 8.000%, 10/15/23(3)(4)	6,810	1,973
New Red Finance, Inc.
144A 6.125%, 6/15/29(1)	20,865	21,465
144A 4.000%, 10/15/30(1)	6,100	5,625
Yum! Brands, Inc. 4.625%, 1/31/32	9,655	9,243
		70,687

Semiconductors—0.1%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	3,650	3,675
Software—0.8%
Central Parent LLC 144A 8.000%, 6/15/29(1)	8,235	8,565
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)	10,110	9,724
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)	6,765	6,764
UKG, Inc. 144A 6.875%, 2/1/31(1)	15,410	15,923
		40,976

Telecommunications—1.8%
CommScope Technologies LLC 144A 5.000%, 3/15/27(1)	10,105	8,442
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)	10,165	10,073
144A 6.000%, 1/15/30(1)	7,000	6,988
144A 8.750%, 5/15/30(1)	5,420	5,776
Hughes Satellite Systems Corp. 6.625%, 8/1/26	15,020	13,073
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Telecommunications—continued
Lumen Technologies, Inc.
144A 5.375%, 6/15/29(1)	$ 23,075	$ 15,845
144A 10.000%, 10/15/32(1)	8,285	8,025
Sprint LLC 7.625%, 3/1/26	7,435	7,680
T-Mobile USA, Inc. 3.500%, 4/15/31	14,160	13,324
		89,226

Transportation—0.7%
Fortress Transportation & Infrastructure Investors LLC
144A 7.875%, 12/1/30(1)	1,500	1,616
144A 7.000%, 6/15/32(1)	17,205	18,060
144A 5.875%, 4/15/33(1)	3,735	3,716
XPO, Inc.
144A 7.125%, 6/1/31(1)	6,365	6,664
144A 7.125%, 2/1/32(1)	2,015	2,121
		32,177

Total Corporate Bonds and Notes (Identified Cost $1,735,486)		1,628,753

	Shares
Convertible Preferred Stocks—3.1%
Banks—1.7%
Bank of America Corp. Series L, 7.250%	24,920	31,723
Wells Fargo & Co. Series L, 7.500%	41,785	53,577
		85,300

Electric Utilities—0.7%
NextEra Energy, Inc.
6.926%	411,270	19,066
7.299%	275,325	15,267
		34,333

Financial Services—0.4%
Apollo Global Management, Inc., 6.750%	285,975	19,444
Technology Hardware, Storage & Peripherals—0.3%
Hewlett Packard Enterprise Co., 7.625%	210,890	12,761
Total Convertible Preferred Stocks (Identified Cost $148,566)		151,838

	Shares	Value

Preferred Stock—0.0%
Entertainment—0.0%
LiveStyle, Inc. Series B(3)(6)(7)	9,389	$ 939
Total Preferred Stock (Identified Cost $920)		939

Common Stocks—31.3%
Aerospace & Defense—0.4%
RTX Corp.(8)	178,575	21,636
Air Freight & Logistics—0.2%
FedEx Corp.	42,025	11,501
Automobile Components—0.2%
Aptiv plc(6)	136,291	9,814
Automobiles—0.6%
Tesla, Inc.(6)	116,233	30,410
Banks—1.4%
Bank of America Corp.	558,375	22,156
CCF Holdings LLC(3)(6)	7,416,755	371
CCF Holdings LLC Class M(3)(6)	1,759,917	88
Citigroup, Inc.	339,495	21,253
JPMorgan Chase & Co.	127,345	26,852
		70,720

Beverages—0.2%
Coca-Cola Co. (The)	135,575	9,742
Biotechnology—0.9%
AbbVie, Inc.(8)	82,130	16,219
Clovis Liquidation Trust Units(3)(6)	4,474,067	140
Regeneron Pharmaceuticals, Inc.(6)(8)	10,565	11,106
Vertex Pharmaceuticals, Inc.(6)(8)	34,045	15,834
		43,299

Broadline Retail—1.2%
Amazon.com, Inc.(6)	321,470	59,900
Building Products—0.3%
Carrier Global Corp.(8)	186,890	15,043
Capital Markets—0.6%
KKR & Co., Inc.	95,855	12,517
Moody’s Corp.	41,265	19,584
		32,101

Chemicals—0.6%
DuPont de Nemours, Inc.	76,850	6,848
Ecolab, Inc.	51,395	13,123
Linde plc	25,635	12,224
		32,195

	Shares	Value

Communications Equipment—0.2%
Cisco Systems, Inc.	194,160	$ 10,333
Consumer Finance—0.3%
Capital One Financial Corp.	29,410	4,404
Discover Financial Services	79,885	11,207
Erickson, Inc.(3)(6)	10,866	—
		15,611

Consumer Staples Distribution & Retail—0.9%
Costco Wholesale Corp.	14,915	13,222
Target Corp.	84,115	13,110
Walmart, Inc.	209,990	16,957
		43,289

Diversified Telecommunication Services—0.3%
Verizon Communications, Inc.	362,602	16,285
Electric Utilities—0.9%
Constellation Energy Corp.	16,915	4,398
Exelon Corp.	1,012,805	41,070
		45,468

Electrical Equipment—0.5%
Eaton Corp. plc(8)	39,790	13,188
GE Vernova, Inc.(6)	16,235	4,140
Generac Holdings, Inc.(6)	49,720	7,899
Plug Power, Inc.(6)	437,288	988
		26,215

Entertainment—0.2%
LiveStyle, Inc. (3)(6)(7)	202,319	—
Netflix, Inc.(6)	14,490	10,277
		10,277

Financial Services—0.7%
Mastercard, Inc. Class A	67,290	33,228
PayPal Holdings, Inc.(6)	52,205	4,073
		37,301

Ground Transportation—0.2%
Uber Technologies, Inc.(6)(8)	111,315	8,366
Healthcare Equipment & Supplies—1.4%
Abbott Laboratories	59,720	6,809
Boston Scientific Corp.(6)	310,360	26,008
Edwards Lifesciences Corp.(6)	175,785	11,600
Intuitive Surgical, Inc.(6)	50,290	24,706
		69,123

Healthcare Providers & Services—0.5%
UnitedHealth Group, Inc.	44,135	25,805
Hotels, Restaurants & Leisure—0.4%
McDonald’s Corp.	34,880	10,621
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Shares	Value

Hotels, Restaurants & Leisure—continued
Starbucks Corp.	83,750	$ 8,165
		18,786

Household Durables—0.2%
DR Horton, Inc.(8)	42,290	8,068
Industrial Conglomerates—1.2%
3M Co.(8)	218,725	29,900
General Electric Co.(8)	159,670	30,110
		60,010

Insurance—0.8%
Allstate Corp. (The)	167,390	31,746
Aon plc Class A	23,120	7,999
		39,745

Interactive Media & Services—2.2%
Alphabet, Inc. Class A	217,345	36,047
Alphabet, Inc. Class C	99,800	16,685
Meta Platforms, Inc. Class A	99,160	56,763
		109,495

IT Services—0.3%
Accenture plc Class A	25,930	9,166
EPAM Systems, Inc.(6)	20,020	3,984
GTT Communications, Inc.(6)	8,647	126
		13,276

Life Sciences Tools & Services—0.5%
Avantor, Inc.(6)	280,592	7,259
Danaher Corp.(8)	59,385	16,510
		23,769

Machinery—0.4%
Cummins, Inc.(8)	26,635	8,624
Stanley Black & Decker, Inc.	82,623	9,099
		17,723

Media—0.0%
Postmedia Network Canada Corp.(3)(6)	1,018,823	513
Oil, Gas & Consumable Fuels—0.7%
Chevron Corp.	118,220	17,410
Devon Energy Corp.	386,290	15,112
Riviera Resources, Inc.(3)(6)	25,527	—
		32,522

Pharmaceuticals—0.8%
Elanco Animal Health, Inc.(6)	358,695	5,269
Eli Lilly & Co.(8)	40,275	35,682
		40,951

Professional Services—0.1%
Clarivate plc(6)	540,468	3,837
	Shares	Value

Real Estate Management & Development—0.5%
CBRE Group, Inc. Class A(6)	66,955	$ 8,334
CoStar Group, Inc.(6)	204,915	15,459
		23,793

Semiconductors & Semiconductor Equipment—3.0%
Advanced Micro Devices, Inc.(6)(8)	33,355	5,473
Broadcom, Inc.(8)	73,170	12,622
Marvell Technology, Inc.(8)	157,316	11,346
NVIDIA Corp.(8)	835,305	101,439
Texas Instruments, Inc.(8)	80,225	16,572
		147,452

Software—3.4%
Adobe, Inc. (6)	18,865	9,768
Cadence Design Systems, Inc.(6)(8)	31,970	8,665
Microsoft Corp.(8)	271,591	116,865
Oracle Corp.(8)	67,415	11,487
Palo Alto Networks, Inc.(6)(8)	23,340	7,978
ServiceNow, Inc.(6)(8)	13,860	12,396
Workday, Inc. Class A(6)	4,974	1,216
		168,375

Specialized REITs—0.5%
American Tower Corp.	81,265	18,899
Equinix, Inc.	9,295	8,251
		27,150

Specialty Retail—1.2%
Chewy, Inc. Class A(6)	196,817	5,765
Home Depot, Inc. (The)	79,410	32,177
O’Reilly Automotive, Inc.(6)	3,595	4,140
TJX Cos., Inc. (The)	134,450	15,803
		57,885

Technology Hardware, Storage & Peripherals—2.2%
Apple, Inc.	467,015	108,815
Textiles, Apparel & Luxury Goods—0.2%
NIKE, Inc. Class B	97,235	8,596
Total Common Stocks (Identified Cost $1,634,952)		1,555,195

Warrants—0.0%
Banks—0.0%
CCF Holdings LLC , 3/25/26(3)(6)	2,911,361	58
Energy Equipment & Services—0.0%
Nabors Industries Ltd., 6/11/26(6)	2,910	16
	Shares	Value

IT Services—0.0%
GTT Communications, Inc., 12/31/99(3)(6)	27,745	$ —
Total Warrants (Identified Cost $—)(5)		74

Equity-Linked Notes—5.6%
Banks—2.1%
Barclays Bank plc
1.000%, 2/16/29	29,095,000	30,186
144A 8.000%, 12/30/24(1)(3)	17,050	29,463
BofA Finance LLC 1.000%, 3/25/27(3)	28,500,000	31,475
Morgan Stanley Finance LLC 1.250%, 9/28/27(3)	13,935,000	15,276
		106,400

Financial Services—3.5%
Citigroup Global Markets Holdings, Inc.
1.000%, 3/15/27(3)	28,505,000	35,255
1.250%, 9/28/27(3)	20,210,000	22,368
Goldman Sachs Finance Corp.
1.000%, 5/13/27(3)	23,845,000	28,242
1.250%, 6/28/27(3)	26,745,000	28,655
4.000%, 9/28/26(3)	13,995,000	17,743
JPMorgan Chase Financial Co. LLC
1.000%, 3/15/27(3)	22,730,000	23,191
1.250%, 3/15/27(3)	13,655,000	15,758
		171,212

Total Equity-Linked Notes (Identified Cost $273,555)		277,612

Total Long-Term Investments—95.7% (Identified Cost $5,064,645)		4,749,089

Short-Term Investment—1.1%
Money Market Mutual Fund—1.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.833%)(9)	56,229,197	56,229
Total Short-Term Investment (Identified Cost $56,229)		56,229

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—96.8% (Identified Cost $5,120,874)		4,805,318

See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
Value
Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $463)	$ (650)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—96.8% (Identified Cost $5,120,411)	$4,804,668
Other assets and liabilities, net—3.2%	157,938
NET ASSETS—100.0%	$4,962,606

Abbreviations:
DAC	Designated Activity Company
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to a value of $1,616,692 or 32.6% of net assets.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security in default; no interest payments are being received.
(5)	Amount is less than $500 (not in thousands).
(6)	Non-income producing.
(7)	All or a portion of the security is restricted.
(8)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $246,916.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	91%
Canada	2
United Kingdom	2
Cayman Islands	2
Bermuda	1
Ireland	1
Panama	1
Total	100%
† % of total investments, net of written options, as of September 30, 2024.
Open written options contracts as of September 30, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
3M Co.	(1,094)	$(15,972)	$146.00	10/18/24	$(20)
AbbVie, Inc.	(411)	(8,528)	207.50	10/18/24	(18)
Advanced Micro Devices, Inc.	(167)	(3,173)	190.00	10/18/24	(9)
Amazon.com, Inc.	(1,607)	(32,943)	205.00	10/18/24	(38)
Broadcom, Inc.	(366)	(7,503)	205.00	10/18/24	(5)
Cadence Design Systems, Inc.	(74)	(2,294)	310.00	10/18/24	(3)
Carrier Global Corp.	(934)	(8,173)	87.50	10/18/24	(9)
Cummins, Inc.	(133)	(4,655)	350.00	10/18/24	(8)
Danaher Corp.	(297)	(8,687)	292.50	10/18/24	(24)
DR Horton, Inc.	(211)	(4,431)	210.00	10/18/24	(8)
Eaton Corp. plc	(199)	(7,164)	360.00	10/18/24	(12)
Eli Lilly & Co.	(248)	(25,296)	1,020.00	10/18/24	(14)
General Electric Co.	(832)	(15,808)	190.00	10/18/24	(316)
Marvell Technology, Inc.	(787)	(6,611)	84.00	10/18/24	(13)
Meta Platforms, Inc.	(496)	(32,240)	650.00	10/18/24	(18)
Microsoft Corp.	(679)	(31,913)	470.00	10/18/24	(11)
NVIDIA Corp.	(4,014)	(60,210)	150.00	10/18/24	(48)
Oracle Corp.	(337)	(6,066)	180.00	10/18/24	(17)
Palo Alto Networks, Inc.	(117)	(4,563)	390.00	10/18/24	(3)
Regeneron Pharmaceuticals, Inc.	(53)	(6,360)	1,200.00	10/18/24	(1)
RTX Corp.	(1,696)	(22,048)	130.00	10/18/24	(25)
ServiceNow, Inc.	(97)	(9,894)	1,020.00	10/18/24	(4)
Texas Instruments, Inc.	(201)	(4,523)	225.00	10/18/24	(8)
Uber Technologies, Inc.	(557)	(4,735)	85.00	10/18/24	(11)
Vertex Pharmaceuticals, Inc.	(170)	(8,670)	510.00	10/18/24	(7)
Total Written Options					$(650)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$1,134,678	$—	$1,134,678	$—
Corporate Bonds and Notes	1,628,753	—	1,626,686	2,067(1)
Equity Securities:
Convertible Preferred Stocks	151,838	151,838	—	—
Preferred Stock	939	—	—	939
Common Stocks	1,555,195	1,553,957	126	1,112(1)
Warrants	74	16	—	58(1)
Equity-Linked Notes	277,612	—	30,186	247,426
Money Market Mutual Fund	56,229	56,229	—	—
Total Assets	4,805,318	1,762,040	2,791,676	251,602
Liabilities:
Other Financial Instruments:
Written Options	(650)	(628)	(22)	—
Total Investments, Net of Written Options	$4,804,668	$1,761,412	$2,791,654	$251,602

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Preferred Stock	Common stock	Warrants	Equity-Linked Notes
Investments in Securities
Balance as of June 30, 2024:	$ 379,429	$ 2,238(a)	$ 939	$ 3,185(a)	$ 146(a)	$ 372,921
Net realized gain (loss)	1,089	—	—	—	—	1,089
Net change in unrealized appreciation (depreciation)(b)	(9,362)	(171)	—	(2,073)	(88)	(7,030)
Purchases	49,336	—	—	—	—	49,336
Sales(c)	(168,890)	—	—	—	—	(168,890)
Balance as of September 30, 2024	$ 251,602	$ 2,067(a)	$ 939	$ 1,112(a)	$ 58(a)	$ 247,426
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024, was $(2,960).
(c) Includes paydowns on securities.
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2024:
Investments in Securities – Assets	Ending Balance at September 30, 2024	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(1)
Preferred Stock:
LiveStyle, Inc. Series B	$939	Discounted cash flows liquidation approach	Discount rate	20.69% (19.89% - 21.06%)	Decrease

Common Stocks:
CCF Holdings LLC	$371	OPM and Last transaction	Volatility	45.81% (39.80% - 56.20%)	Increase

CCF Holdings LLC Class M	$88	OPM and Last transaction	Volatility	45.81% (39.80% - 56.20%)	Increase

Postmedia Network Canada Corp.	$513	Market and Company Comparables	EV Multiples	1.52x (0.63x - 3.41x)	Increase
				10.36x (2.49x - 20.42x)
			Illiquidity Discount	10%	Increase

Warrants:
CCF Holdings LLC	$58	Black-Scholes Model	Volatility	45.81% (39.80% - 56.20%)	Increase

(1) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.